Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-2

2.96% Exchange Note

Class A-1 1.25000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.02% Asset Backed Notes

Class A-4 2.18% Asset Backed Notes

Class B 2.43% Asset Backed Notes

Class C 2.84% Asset Backed Notes

Class D 2.95% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	01/01/19
End of Period:	01/31/19
Number of days in Interest Period (Actual/360):	29
Number of days in Collection Period:	31
Report Due Date:	02/15/19
Distribution Date:	02/20/19
Transaction Month:	20

2017-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	53,085	05/01/2017	06/14/2017	$1,362,471,925

Total	53,085			$1,362,471,925

RECONCILIATION OF 2017-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$856,795,591

{2} Reduction in Agg. Securitization Value due to payments				{2}	11,229,805
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,872,621
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	29,447,113
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	42,549,539

{7} End of period Aggregate Securitization Value					{7}	$814,246,052

{8} Pool Factor					{8}	59.762410%

RECONCILIATION OF 2017-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,326,000,000

{10} Beginning of period Exchange Note Balance					{10}	$820,323,666

{11} Exchange Note Principal Payment Amount					{11}	42,549,539

{12} End of period Exchange Note Balance					{12}	$777,774,127

{13} Note Pool Factor					{13}	58.655666%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$169,000,000	$260,000,000	$220,000,000	$350,000,000	$99,150,000

{15} Beginning of period Note Balance	{15}	$0	$59,220,339	$50,109,520	$350,000,000	$99,150,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	23,047,667	19,501,872	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$36,172,672	$30,607,648	$350,000,000	$99,150,000

{21} Note Pool Factor	{21}	0.000000%	13.912566%	13.912567%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$59,260,000	$55,130,000	$37,460,000		$1,250,000,000

{23} Beginning of period Note Balance	{23}	$59,260,000	$55,130,000	$37,460,000		$710,329,859

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		42,549,539
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$59,260,000	$55,130,000	$37,460,000		$667,780,320

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		53.422426%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$856,795,591

{31} Ending Designated Pool Balance	{31}	814,246,052
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	814,246,052

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$42,549,539

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$820,323,666	$0	2.96%	30	30/360	$2,023,466

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2017-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$15,512,811
{37} Net Liquidation Proceeds collected during period	{37}	32,814,321
{38} Investment Earnings	{38}	76,670
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(76,670)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	48,327,132

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	713,996
{43} To the 2017-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,023,466
{44} To the 2017-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	42,549,539
{45} To the 2017-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the 2017-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	3,040,131

{47} Total Distributions:	{47}	$48,327,132

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$856,795,591
{49} Ending Agg. Securitization Value	{49}	814,246,052
{50} Principal Distributable Amount {48} - {49}	{50}	42,549,539

{51} Noteholders’ Principal Carryover Amount	{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount	{52}	42,549,539

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance	{53}	42,549,539

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}	{54}	$42,549,539

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.25000%	29	Actual/360	$0
{56}	Class A-2A	$59,220,339	0	1.72%	30	30/360	84,883
{57}	Class A-2B	$50,109,520	0	2.80600%	29	Actual/360	113,268
{58}	Class A-3	$350,000,000	0	2.02%	30	30/360	589,167
{59}	Class A-4	$99,150,000	0	2.18%	30	30/360	180,123
{60}	Class B	$59,260,000	0	2.43%	30	30/360	120,002
{61}	Class C	$55,130,000	0	2.84%	30	30/360	130,475
{62}	Class D	$37,460,000	0	2.95%	30	30/360	92,090

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2017-2 Exchange Note Collections	{63}	$47,613,136
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	76,670
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	12,941
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Available Funds:	{69}	47,702,747

{70} Reserve Account Withdrawal Amount	{70}	0

{71} Total Distributable Funds:	{71}	47,702,747

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	84,883
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	113,268
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	589,167
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	180,123
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class B Noteholders’ Interest Distributable Amount	{82}	120,002
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class C Noteholders’ Interest Distributable Amount	{84}	130,475
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Class D Noteholders’ Interest Distributable Amount	{86}	92,090
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88} Noteholders’ Principal Distributable Amount	{88}	42,549,539
{89} To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	3,842,575

{96} Total Distributions:	{96}	$47,702,747

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{97}	Class A	$558,479,859	$814,246,052	$0	$		46,734,681	$0
{98}	Class B	617,739,859	814,246,052	0			46,614,679	0
{99}	Class C	672,869,859	814,246,052	0			46,484,204	0
{100}	Class D	710,329,859	814,246,052	0			46,392,114	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds							{101}	$3,842,575

	{102} Beginning Note Balance					{102}	710,329,859
	{103} Principal payments through Indenture Section 8.3 (i) through (xv)					{103}	42,549,539
	{104} Pro-Forma Note Balance						{104}	667,780,320

	{105} Ending Aggregate Securitization Value					{105}	814,246,052
	{106} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($146,465,732)					{106}	146,465,732
	{107} Required Pro Forma Note Balance {105} - {106}						{107}	667,780,320

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	0

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value							{110}	$814,246,052
	{111} End of Period Note Balance							{111}	777,774,127
	{112} Overcollateralization							{112}	36,471,925
	{113} Overcollateralization %								{113}	4.48%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value							{114}	814,246,052
	{115} End of Period Note Balance							{115}	667,780,320
	{116} Overcollateralization							{116}	146,465,732
	{117} Overcollateralization %								{117}	17.99%

	RECONCILIATION OF 2017-2 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance								{118}	$6,812,360

	{119} Beginning of Period Reserve Account balance								{119}	$6,812,360
	{120} Investment Earnings							{120}	12,941
	{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
	{123} Total Reserve balance available:								{123}	6,825,301

	{124} Specified Reserve Balance								{124}	6,812,360

	{125} Release Excess Cash to Indenture Collection Available Funds								{125}	12,941

	{126} End of period Reserve Account balance								{126}	$6,812,360

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$5,194,989	0.64%
	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)							{128}		Yes

By:	/s/Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	February 14, 2019

GM Financial

GMALT 2017-2

Supplemental Monthly Data

January 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$856,795,591	$727,272,096
Change	(42,549,539)	(29,833,163)

End of Period	$814,246,052	$697,438,933
Residual Value as % of Agg. Securitization Value		85.65%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	38,535	798,966,900	98.12%
31 - 60 days	465	10,084,163	1.24%
61 - 90 days	184	3,908,966	0.48%
91 - 120 days	56	1,286,023	0.16%

Total	39,240	814,246,052	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	194	4,966,897	3,083	83,120,369
Standard terminations	91	1,829,681	376	7,416,989
Total retained by lessee	285	6,796,578	3,459	90,537,358
Returned Vehicles
Early terminations	674	12,338,632	5,521	99,388,454
Standard terminations	579	10,311,903	3,151	55,923,881
Total returned to dealer	1,253	22,650,535	8,672	155,312,335
Charged off leases / Repossessed vehicles	94	1,872,621	1,713	37,673,072
Repurchases	0	0	1	21,071
Other	0	0	0	0
Total terminations	1,632	31,319,734	13,845	283,543,836

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,872,621	37,673,072
less: Sales proceeds	1,713,908	33,646,429
less: Excess wear and excess mileage received	212	2,045
less: Other amounts received	13,814	1,164,120

Net Credit (Gain) Loss	144,687	2,860,478

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	22,452,687	154,040,121
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	23,063,864	165,943,516
less: Excess wear and excess mileage received	48,971	240,760
less: Other recovery amounts	33,587	672,063

Residual (Gain) Loss	(693,735)	(12,816,218)

	Current Period	Prev. Month
Prepay Speed	0.5706%	0.5070%

Return Rate based on Scheduled to Terminate(2)	79.0536%	81.9419%

Return Rate based on Terminated Leases(3)	76.7770%	74.0771%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.